Class A Ordinary Shares Subject to Possible Redemption (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2022
Redeemable Noncontrolling Interest [Line Items]
Temporary equity, shares authorized		900,000	900,000
Temporary equity, par value		$ 0.01	$ 0.01
Shares subject to possible redemption	606,910	677,484	715,593
Class A ordinary shares subject to possible redemption		$ 685,350,000	$ 723,902,000
Cik0001812667 Cc Neuberger Principal Holdings Ii
Redeemable Noncontrolling Interest [Line Items]
Accretion on Class A ordinary shares subject to possible redemption amount	$ (73,474,507)
Class A ordinary shares subject to possible redemption	$ 828,000,000	$ 828,000,000
Class A | Cik0001812667 Cc Neuberger Principal Holdings Ii
Redeemable Noncontrolling Interest [Line Items]
Temporary equity, shares authorized		500,000,000	500,000,000
Temporary equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Shares subject to possible redemption	82,800,000	82,800,000
Gross Proceeds		$ 828,000,000
Offering costs allocated to Class A ordinary shares subject to possible redemption		(46,345,787)
Proceeds allocated to Public Warrants at issuance		(27,128,720)
Accretion on Class A ordinary shares subject to possible redemption amount		73,474,507
Class A ordinary shares subject to possible redemption		$ 828,000,000
Common Stock, Voting Rights		one